Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 143,885	$ 139,125
Less: Allowance for credit losses for accounts receivable	(2,700)	(2,861)
Total	$ 141,185	$ 136,264